Trade and Miscellaneous Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Miscellaneous Payables and Other Current Liabilities

Trade and miscellaneous payables and other current liabilities increased by 126 million euros compared to December 31, 2016 and were broken down as follows:

		As of December 31,
		2017		2016
			Of which IAS 39 Financial Instruments		Of which IAS 39 Financial Instruments
		(millions of euros)
Payables on construction work	(A)	19		25

Trade payables:
Payables to suppliers		4,262	4,262	4,532	4,532
Payables to other telecommunication operators		383	383	323	323

	(B)	4,645	4,645	4,855	4,855

Tax payables	(C)	584		292

Miscellaneous payables and other current liabilities:
Payables for employee compensation		245		319
Payables to social security agencies		202		215
Trade and miscellaneous deferred income		508		488
Advances received		69		53
Customer-related items		602	77	847	199
Payables for “TLC operating fee”		15		15
Dividends approved, but not yet paid to shareholders		19	19	33	33
Other current liabilities		223	174	320	252
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year		97		30
Provisions for risks and charges for the current portion expected to be settled within 1 year		292		154

	(D)	2,272	270	2,474	484

Total	(A+B+C+D)	7,520	4,915	7,646	5,339